Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET SALES	$ 60,205	$ 56,561	$ 54,841
COST OF SALES	29,426	27,317	27,145
GROSS PROFIT	30,779	29,244	27,696
OPERATING EXPENSES
Research and development (a)	17,989	15,645	18,493
Selling, general and administrative (a)	19,047	19,481	23,632
Litigation income	(19)	(23)
Total operating expenses	37,017	35,103	42,125
LOSS FROM OPERATIONS	(6,238)	(5,859)	(14,429)
NON-OPERATING INCOME
Interest income	344	301	681
Foreign exchange gain, net	53	63	730
Impairment loss on long-term investments (note 8)			(4,953)
Gain on sale of long-term investments (note 8)	20	948	8
Gain on sale of real estate (note 9)		1,725	767
Other, net	686	894	741
Total non-operating income (loss)	1,103	3,931	(2,026)
LOSS BEFORE INCOME TAX	(5,135)	(1,928)	(16,455)
INCOME TAX EXPENSE (note 12)	1,010	1,058	4,640
NET LOSS	(6,145)	(2,986)	(21,095)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Foreign currency translation adjustments	984	(397)	(1,945)
Unrealized gain (loss) on available-for-sale investments (note 8)	(1)	1
Unrealized pension (loss) gain	(61)	(13)	1
Total other comprehensive income (loss)	922	(409)	(1,944)
COMPREHENSIVE LOSS	$ (5,223)	$ (3,395)	$ (23,039)
LOSS PER SHARE (note 15)
Basic and diluted (in dollars per share)			$ (0.02)
NUMBER OF SHARES USED IN LOSS PER SHARE CALCULATION:
Basic and Diluted (in thousands) (in shares)	1,288,977	1,282,141	1,301,465
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	$ 221	$ 231	$ 322
Selling, general and administrative	$ 1,368	$ 1,375	$ 1,590